Loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases, Current	R$ 76,608	R$ 68,412
Loans, financing, debentures and finance leases, Non current	209,245	187,393
Loans, financing, debentures and finance leases	255,805	285,853		R$ 88,096
Financing for Agricultural Costs [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases	38,588	31,847		10,703
Financing for Agricultural Costs (PYG) [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases	18,364	11,486
Bahia Project Financing [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases	28,534 [1]	30,277	[1]	46,098
Financing of Machinery and Equipment - FINAME [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases	5,542	6,041		1,209
Financing of Sugarcane [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases	43,482	34,512		9,273
Debentures [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases	151,343	141,642
Current Loans and Financing [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases, Current	R$ 76,608	68,412
Current Loans and Financing [Member] | Financing for Agricultural Costs [Member]
Disclosure of fair value measurement of assets [line items]
Bank	BNB and Itaú
Final Maturity	June/20
Annual interest rates and charges - %	Fixed rate 6.14% to 7%
Guarantee	Preferência Farm
Loans, financing, debentures and finance leases, Current	R$ 38,588	31,847
Current Loans and Financing [Member] | Financing for Agricultural Costs (PYG) [Member]
Disclosure of fair value measurement of assets [line items]
Bank	Itaú
Final Maturity	November/19
Annual interest rates and charges - %	Fixed rate 7.25% to 8.25%
Guarantee
Loans, financing, debentures and finance leases, Current	R$ 18,364	11,486
Current Loans and Financing [Member] | Bahia Project Financing [Member]
Disclosure of fair value measurement of assets [line items]
Bank	BNB and HSBC
Final Maturity	June/20
Annual interest rates and charges - %	Fixed rate 3.50% to 9%
Guarantee	Jatobá and Chaparral Farms
Loans, financing, debentures and finance leases, Current	R$ 6,243	3,131
Current Loans and Financing [Member] | Financing of Machinery and Equipment - FINAME [Member]
Disclosure of fair value measurement of assets [line items]
Bank	Rabobank
Final Maturity	June/20
Annual interest rates and charges - %	TJLP + 3.73% Fixed rate 8.50% to 10.5%
Guarantee	Machinery and Equipment
Loans, financing, debentures and finance leases, Current	R$ 1,431	630
Current Loans and Financing [Member] | Financing of Sugarcane [Member]
Disclosure of fair value measurement of assets [line items]
Bank	Itaú, Rabobank and Banco do Brasil
Final Maturity	June/20
Annual interest rates and charges - %	TJLP + 2.70 to 3.80% Fixed rate 6.14% to 10%
Guarantee	Chaparral and Preferência Farms
Loans, financing, debentures and finance leases, Current	R$ 1,401	21,318
Current Loans and Financing [Member] | Debentures [Member]
Disclosure of fair value measurement of assets [line items]
Bank	Companhia brasileira de securitização
Final Maturity	June/20
Annual interest rates and charges - %	106.5% and 110% of CDI
Guarantee	Chaparral Farm
Loans, financing, debentures and finance leases, Current	R$ 10,581
Noncurrent Loans and Financing [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases, Non current	R$ 209,245	187,393
Noncurrent Loans and Financing [Member] | Financing of Machinery and Equipment - FINAME [Member]
Disclosure of fair value measurement of assets [line items]
Bank	Rabobank
Final Maturity	June/24
Annual interest rates and charges - %	TJLP + 3.73% Fixed rate 8.50% to 10.5%
Guarantee	Machinery and Equipment
Loans, financing, debentures and finance leases, Non current	R$ 4,111	5,411
Noncurrent Loans and Financing [Member] | Financing of Sugarcane [Member]
Disclosure of fair value measurement of assets [line items]
Bank	Itaú, Rabobank, and Banco do Brasil
Final Maturity	December/23
Annual interest rates and charges - %	TJLP + 2.70 to 3.80% Fixed rate 6.14% to 10%
Guarantee	Chaparral and Preferência Farms
Loans, financing, debentures and finance leases, Non current	R$ 42,081	13,194
Noncurrent Loans and Financing [Member] | Debentures [Member]
Disclosure of fair value measurement of assets [line items]
Bank	Companhia brasileira de securitização
Final Maturity	July/23
Annual interest rates and charges - %	106.5% and 110% of CDI
Guarantee	Chaparral Farm
Loans, financing, debentures and finance leases, Non current	R$ 140,762	141,642
Noncurrent Loans and Financing [Member] | Financing Bahia Project [Member]
Disclosure of fair value measurement of assets [line items]
Bank	BNB and HSBC
Final Maturity	August/23
Annual interest rates and charges - %	Fixed rate 3.50% to 9%
Guarantee	Jatobá and Chaparral Farms
Loans, financing, debentures and finance leases, Non current	R$ 22,291	R$ 27,146

[1]	Financing to raise funds for opening of areas and improvements in Jatoba and Chaparral farms.